LEASE (Tables)	9 Months Ended
Sep. 30, 2017
LEASE
Schedule of capital lease and other financing obligations

	December 31, 2016			September 30, 2017
	Capital lease obligations	Other financing obligations	Total	Capital lease obligations	Other financing obligations	Total
Within 1 year	71,300	22,044	93,344	124,215	38,977	163,192
After 1 year but within 2 years	85,783	38,443	124,226	131,499	38,999	170,498
After 2 years but within 3 years	92,677	39,548	132,225	139,230	41,944	181,174
After 3 years but within 4 years	193,202	41,586	234,788	223,572	42,287	265,859
After 4 years but within 5 years	71,501	42,287	113,788	116,146	42,287	158,433
After 5 years	716,089	725,178	1,441,267	1,519,487	684,271	2,203,758

Total	1,230,552	909,086	2,139,638	2,254,149	888,765	3,142,914
Less total future interest	(552,060)	(450,670)	(1,002,730)	(964,102)	(426,956)	(1,391,058)
Less: estimated building costs	—	(25,356)	(25,356)	—	—	—

Present value of lease and other financing obligations	678,492	433,060	1,111,552	1,290,047	461,809	1,751,856

Including:
Current portion			88,593			38,594

Non-current portion			1,022,959			1,713,262

Schedule of future minimum operating lease payments
Twelve-months ending September 30,
2018	131,683
2019	84,024
2020	80,381
2021	30,610
2022	26,670
Thereafter	282,990

Total	636,358